Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Relationship with Material Related Parties

As of December 31, 2025, the name and relationship with material related parties are as follows:

Related Party	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company

Schedule of Related Party Transactions	During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Company had the following material related party transactions:
	Years ended December 31,
(In thousands)	2023	2024	2025
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	10,770	5,863	7,966
Beijing Huaxianglianxin Technology Company	36	16	43
Purchase of data connectivity service:
Maya	2	—	—

Schedule of Related Parties Balances	The Company had the following related parties balances as December 31, 2024 and 2025:
(In thousands)	December 31, 2024	December 31, 2025
Deposits received from related parties:
Maya	49	—
Amounts receivable from related parties:
Maya	1,969	1,697
Beijing Huaxianglianxin Technology Company	2	0.4